Insider Trading Policies and Procedures	12 Months Ended
Dec. 31, 2025
Insider Trading Policies and Procedures [Line Items]
Insider Trading Policies and Procedures Adopted	false
Insider Trading Policies and Procedures Not Adopted	Pursuant to the Company’s Insider Trading Policy, our directors and executive officers are prohibited from engaging in speculative transactions in the Company’s securities, such as trading in puts and calls, or selling securities short, and from all hedging and prospective pledging of Company securities as collateral for any loan, including holding securities in a margin account and obtaining a loan or other margin credit under such account, unless approved in advance by the Board.